Financial instruments - fair values and risk management - Exposure to credit risk and ECL for Trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ 32,886	$ 45,442
Credit risk | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	33,730	42,980
Credit risk | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ (1,453)	$ (1,431)
Credit risk | Aaa To A3
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate		0.02%
Credit risk | Aaa To A3 | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables		$ 41,558
Credit risk | Aaa To A3 | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables		$ (9)
Credit risk | Baa3 To A3
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate	0.03%
Credit risk | Baa3 To A3 | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ 32,283
Credit risk | Baa3 To A3 | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ (6)
Credit risk | Ca-C To Aa2
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate	100.00%	100.00%
Credit risk | Ca-C To Aa2 | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ 1,447	$ 1,422
Credit risk | Ca-C To Aa2 | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ (1,447)	$ (1,422)